Landfill and Environmental Costs (Expected Undiscounted Future Payments for Remediation Costs) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Environmental Remediation Obligations [Abstract]
2016	$ 62.4
2017	89.3
2018	62.9
2019	64.8
2020	62.4
Thereafter	546.5
Total expected undiscounted future payments for remediation	$ 888.3